Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested beginning balance as of January 1, 2014	1,890,952	48,073	289,795
Outstanding and not vested beginning balance as of January 1, 2014	$ 0.05	$ 2.50	$ 1.92
Released/vested	(1,883,766)	(635,323)	(1,139,619)
Released/vested	$ 0.04	$ 0.08	$ 0.47
Outstanding and not vested as of September 30, 2014	7,186	1,890,952	48,073
Outstanding and not vested as of September 30, 2014	$ 2.16	$ 0.05	$ 2.50